Schedule of income tax expense (Details) - USD ($)	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Profit before taxation		$ (6,303)	$ (4,303)
Total income tax expense
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Current financial year				$ 53,471
Under provision in prior financial years
Estimated tax payable				53,471
Profit before taxation	$ (6,441)			(1,208,560)	(856,261)
Tax at the applicable tax rate of 27%				(298,084)	(283,304)
Total income tax expense				$ 53,471
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Profit before taxation						$ 455,435	$ (552,004)
Tax at the applicable tax rate of 27%						(122,967)	149,041
- Tax loss not recognised						(26,074)	(149,041)
- Tax loss utilised						149,544
Total income tax expense